BORROWINGS - Long-term future principal repayments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
BORROWINGS
2026	¥ 9,190,533
2027	10,948,573
2028	5,118,899
2029	1,200,267
2030	524,660
Thereafter	414,506
Total	¥ 27,397,438